Income Taxes (Details) - Schedule of components of deferred tax assets ¥ in Thousands	Aug. 31, 2021 CNY (¥)	Aug. 31, 2021 USD ($)	Aug. 31, 2020 CNY (¥)
Non-current deferred tax assets:
Tax loss carry forward			¥ 297,887
Accrued expenses and other payables			113,981
Unrecognized financing expenses of long-term payable			2,192
Fair value changes on financial assets			38,265
Leasing liability			353,048
Impairment of other receivables and investments			52,944
Excessive advertising expense			36,230
Others			2,050
Less: valuation allowance			(325,604)
Non-current deferred tax assets, net			570,993
Non-current deferred tax liabilities, net			(450,297)
Deferred tax assets, net			120,696
Intangible assets			(67,037)
Unrealized gain on investments			(186)
Capitalization of bonus			(15,873)
Fair value changes on private equity investments			(3,081)
Accelerated depreciation of fixed assets			(9,468)
Right-of-use Asset			(353,048)
Equity in gain of unconsolidated investees			(1,371)
Others			¥ (233)